Performance B.3. Segmental Information - Revenue, operating profit (loss), EBITDA, and other (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) region	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)
Disclosure of operating segments [line items]
Number of regions | region	2
Revenue	$ 4,074	$ 4,076	[1]	$ 4,043	[1]
Operating profit	655	645	[1]	490	[1]
Depreciation and amortization	830	841		853
Share of profit in Guatemala and Honduras joint ventures	(154)	(140)	[1],[2]	(115)	[1],[2]
Other operating income (expenses), net	(76)	(68)	[1]	14	[1]
EBITDA	1,254	1,278		1,241
EBITDA from discontinued operations	3	73		77
EBITDA incl. discontinued operations	1,257	1,351		1,319
Capex	(708)	(718)		(811)
Changes in working capital and others	(13)	(42)		26
Taxes (paid)	(153)	(132)	[2]	(130)	[2]
Operating Free Cash Flow	383	459		404
Total assets (excluding goodwill)	10,316	9,464		9,627
Total liabilities	7,526	6,183	[3]	6,258
Cash received from sales and leaseback transaction	141	167		0
Purchase of spectrum and licenses	61	53		39
Mobile
Disclosure of operating segments [line items]
Revenue	2,248	2,281		2,343
Cable and other fixed services
Disclosure of operating segments [line items]
Revenue	1,568	1,553		1,437
Other
Disclosure of operating segments [line items]
Revenue	46	41		39
Service revenue
Disclosure of operating segments [line items]
Revenue	3,861	3,876		3,820
Telephone and equipment and other
Disclosure of operating segments [line items]
Revenue	213	200		223
Latin America
Disclosure of operating segments [line items]
Revenue	3,548
Latin America | Cable and other fixed services
Disclosure of operating segments [line items]
Revenue	1,556
Latin America | Other
Disclosure of operating segments [line items]
Revenue	42
Latin America | Service revenue
Disclosure of operating segments [line items]
Revenue	3,336
Africa
Disclosure of operating segments [line items]
Revenue	526
Africa | Cable and other fixed services
Disclosure of operating segments [line items]
Revenue	12
Africa | Other
Disclosure of operating segments [line items]
Revenue	3
Africa | Service revenue
Disclosure of operating segments [line items]
Revenue	526
Operating segments | Latin America
Disclosure of operating segments [line items]
Revenue	5,485	5,441		5,352
Operating profit	995	899		721
Depreciation and amortization	1,133	1,174		1,173
Share of profit in Guatemala and Honduras joint ventures	0	0		0
Other operating income (expenses), net	(51)	(49)		42
EBITDA	2,077	2,024		1,935
EBITDA from discontinued operations	0	0		0
EBITDA incl. discontinued operations	2,077	2,024		1,935
Capex	(872)	(855)		(886)
Changes in working capital and others	(42)	(53)		37
Taxes (paid)	(264)	(239)		(233)
Operating Free Cash Flow	899	877		853
Total assets (excluding goodwill)	11,754	10,411		10,386
Total liabilities	6,132	5,484		5,229
Operating segments | Latin America | Mobile
Disclosure of operating segments [line items]
Revenue	3,214	3,283		3,318
Operating segments | Latin America | Cable and other fixed services
Disclosure of operating segments [line items]
Revenue	1,808	1,755		1,611
Operating segments | Latin America | Other
Disclosure of operating segments [line items]
Revenue	48	40		37
Operating segments | Latin America | Service revenue
Disclosure of operating segments [line items]
Revenue	5,069	5,078		4,966
Operating segments | Latin America | Telephone and equipment and other
Disclosure of operating segments [line items]
Revenue	415	363		386
Operating segments | Africa
Disclosure of operating segments [line items]
Revenue	526	526		565
Operating profit	40	41		43
Depreciation and amortization	107	110		113
Share of profit in Guatemala and Honduras joint ventures	0	0		0
Other operating income (expenses), net	(3)	(11)		2
EBITDA	143	140		158
EBITDA from discontinued operations	3	73		77
EBITDA incl. discontinued operations	146	213		235
Capex	(59)	(99)		(161)
Changes in working capital and others	28	(6)		(2)
Taxes (paid)	(24)	(18)		(33)
Operating Free Cash Flow	91	90		39
Total assets (excluding goodwill)	839	1,482		1,406
Total liabilities	905	1,673		1,852
Operating segments | Africa | Mobile
Disclosure of operating segments [line items]
Revenue	510	509		541
Operating segments | Africa | Cable and other fixed services
Disclosure of operating segments [line items]
Revenue	12	12		15
Operating segments | Africa | Other
Disclosure of operating segments [line items]
Revenue	3	5		6
Operating segments | Africa | Service revenue
Disclosure of operating segments [line items]
Revenue	526	524		562
Operating segments | Africa | Telephone and equipment and other
Disclosure of operating segments [line items]
Revenue	1	2		2
Unallocated
Disclosure of operating segments [line items]
Revenue	0	0		0
Operating profit	(47)	(5)		4
Depreciation and amortization	5	6		7
Share of profit in Guatemala and Honduras joint ventures	0	0		0
Other operating income (expenses), net	(2)	10		(6)
EBITDA	(44)	11		5
EBITDA from discontinued operations	0	0		0
EBITDA incl. discontinued operations	(44)	11		5
Capex	(2)	(1)		(6)
Changes in working capital and others	13	(10)		(33)
Taxes (paid)	(6)	1		(9)
Operating Free Cash Flow	(39)	1		(43)
Total assets (excluding goodwill)	2,752	598		1,357
Total liabilities	2,953	1,465		1,997
Unallocated | Mobile
Disclosure of operating segments [line items]
Revenue	0	0		0
Unallocated | Cable and other fixed services
Disclosure of operating segments [line items]
Revenue	0	0		0
Unallocated | Other
Disclosure of operating segments [line items]
Revenue	0	0		0
Unallocated | Service revenue
Disclosure of operating segments [line items]
Revenue	0	0		0
Unallocated | Telephone and equipment and other
Disclosure of operating segments [line items]
Revenue	0	0		0
Guatemala and Honduras
Disclosure of operating segments [line items]
Revenue	(1,937)	(1,892)		(1,875)
Operating profit	(488)	(431)		(394)
Depreciation and amortization	(416)	(450)		(441)
Share of profit in Guatemala and Honduras joint ventures	0	0		0
Other operating income (expenses), net	(19)	(18)		(24)
EBITDA	(922)	(899)		(859)
EBITDA from discontinued operations	0	0		0
EBITDA incl. discontinued operations	(922)	(899)		(859)
Capex	225	237		242
Changes in working capital and others	(12)	27		24
Taxes (paid)	142	124		145
Operating Free Cash Flow	(568)	(511)		(448)
Total assets (excluding goodwill)	(5,219)	(5,420)		(5,589)
Total liabilities	(1,814)	(1,961)		(1,942)
Guatemala and Honduras | Mobile
Disclosure of operating segments [line items]
Revenue	(1,475)	(1,510)		(1,514)
Guatemala and Honduras | Cable and other fixed services
Disclosure of operating segments [line items]
Revenue	(253)	(213)		(191)
Guatemala and Honduras | Other
Disclosure of operating segments [line items]
Revenue	(6)	(4)		(4)
Guatemala and Honduras | Service revenue
Disclosure of operating segments [line items]
Revenue	(1,734)	(1,727)		(1,709)
Guatemala and Honduras | Telephone and equipment and other
Disclosure of operating segments [line items]
Revenue	(203)	(165)		(165)
Eliminations and Transfers
Disclosure of operating segments [line items]
Operating profit	154	140		(115)
Share of profit in Guatemala and Honduras joint ventures	(154)	(140)		(115)
Other operating income (expenses), net	0	0		0
EBITDA	0	0		0
EBITDA from discontinued operations	0	0		0
EBITDA incl. discontinued operations	0	0		0
Capex	0	0		0
Changes in working capital and others	0	0		0
Taxes (paid)	0	0		0
Operating Free Cash Flow	0	0		0
Total assets (excluding goodwill)	190	2,393		2,067
Total liabilities	$ (650)	$ (478)		$ (877)

[1]	Re-presented for discontinued operations (shown in note A.4.). Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.
[2]	Re-presented for discontinued operations (shown in note A.4. and E.3.2.). Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.
[3]	Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.